Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Total outstanding, beginning of period	2,523,571	2,418,571
Granted	875,000	1,325,000
Exercised	0	(340,000)
Expired	(1,070,000)	(880,000)
Total outstanding, end of period	2,328,571	2,523,571
Total exercisable, beginning of period	1,198,571	2,085,238
Exercisable options, Granted	275,000	0
Exercisable options, Exercised	0	0
Exercisable options, Expired	0	0
Total exercisable, end of period	845,238	1,198,571
Expire January 2, 2016 [Member]
Statement [Line Items]
Exercise Price				$ 5.90
Total outstanding, beginning of period	0	500,000
Granted		0
Exercised		0
Expired		(500,000)
Total outstanding, end of period		0
Expire July 22, 2016 [Member]
Statement [Line Items]
Exercise Price				0.58
Total outstanding, beginning of period	0	340,000
Granted		0
Exercised		(340,000)
Expired		0
Total outstanding, end of period		0
Expire March 31, 2017 [Member]
Statement [Line Items]
Exercise Price	$ 1.45			1.45
Total outstanding, beginning of period	670,000	770,000
Granted	0	0
Exercised	0	0
Expired	(670,000)	(100,000)
Total outstanding, end of period	0	670,000
Expire August 25, 2017 [Member]
Statement [Line Items]
Exercise Price	$ 2.12			2.12
Total outstanding, beginning of period	400,000	500,000
Granted	0	0
Exercised	0	0
Expired	(400,000)	(100,000)
Total outstanding, end of period	0	400,000
Expire October 30, 2017 [Member]
Statement [Line Items]
Exercise Price		$ 0.65
Total outstanding, beginning of period	0	80,000
Granted		0
Exercised		0
Expired		(80,000)
Total outstanding, end of period		0
Expire July 7, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 6.25
Total outstanding, beginning of period	0	100,000
Granted		0
Exercised		0
Expired		(100,000)
Total outstanding, end of period		0
Expire October 7, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.70	$ 0.70
Total outstanding, beginning of period	28,571	28,571
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	28,571	28,571
Expire November 14, 2019 [Member]
Statement [Line Items]
Exercise Price	$ 6.85	$ 6.85
Total outstanding, beginning of period	100,000	100,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	100,000	100,000
Expire August 18, 2021 [Member]
Statement [Line Items]
Exercise Price	$ 1.30			$ 1.30
Total outstanding, beginning of period	1,325,000	0
Granted	0	1,325,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	1,325,000	1,325,000
Expire July 6, 2022 [Member]
Statement [Line Items]
Exercise Price	$ 0.90
Total outstanding, beginning of period	0
Granted	50,000
Exercised	0
Expired	0
Total outstanding, end of period	50,000	0
Expire November 28, 2022 [Member]
Statement [Line Items]
Exercise Price			$ 0.30
Total outstanding, beginning of period	0
Granted	825,000
Exercised	0
Expired	0
Total outstanding, end of period	825,000	0